Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Schedule of Cost of Sales

	Year Ended December 31,
	2014	2013

Production and delivery	$887,628	$36,579
Depreciation and depletion	381,659	12,606
Write-down of carrying value of inventory	2,782	-

	$1,272,069	$49,185